Non-current financial debt	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]
19. Non-current financial debt
(USD millions)	2021	2020

Straight bonds	25 296	28 298

Liabilities to banks and other financial institutions [1]	227	233

Total, including current portion of non-current financial debt	25 523	28 531

Less current portion of non-current financial debt	-2 621	-2 272

Total non-current financial debt	22 902	26 259

[1] Average interest rate 0.9% (2020: 0.3%)
All bonds are initially recorded at the amount of proceeds received, net of transaction costs. They are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to the consolidated income statement over the period of the relevant bond. Financial debts, including current financial debts, contain only general default covenants. The Group is in compliance with these covenants.
The percentage of fixed-rate financial debt to total financial debt was 87% at December 31, 2021, and 79% at December 31, 2020.
The average interest rate on total financial debt in 2021 was 1.9% (2020: 2.0%).
Note 29 contains a maturity table of the Group’s future contractual interest payments commitments.
The following table provides a breakdown of straight bonds:
Coupon	Currency	Nominal amount (millions)	Issuance year	Maturity year	Issuer	Issue price	2021 (USD millions)	2020 (USD millions)

2.400%	USD	1 500	2012	2022	Novartis Capital Corporation, New York, United States	99.225%	1 498	1 497

3.700%	USD	500	2012	2042	Novartis Capital Corporation, New York, United States	98.325%	490	490

3.400%	USD	2 150	2014	2024	Novartis Capital Corporation, New York, United States	99.287%	2 144	2 142

4.400%	USD	1 850	2014	2044	Novartis Capital Corporation, New York, United States	99.196%	1 826	1 826

0.750%	EUR	600	2014	2021	Novartis Finance S.A., Luxembourg, Luxembourg	99.134%		737

1.625%	EUR	600	2014	2026	Novartis Finance S.A., Luxembourg, Luxembourg	99.697%	676	735

0.250%	CHF	500	2015	2025	Novartis AG, Basel, Switzerland	100.640%	547	568

0.625%	CHF	550	2015	2029	Novartis AG, Basel, Switzerland	100.502%	602	625

1.050%	CHF	325	2015	2035	Novartis AG, Basel, Switzerland	100.479%	356	369

3.000%	USD	1 750	2015	2025	Novartis Capital Corporation, New York, United States	99.010%	1 740	1 737

4.000%	USD	1 250	2015	2045	Novartis Capital Corporation, New York, United States	98.029%	1 220	1 220

0.125%	EUR	1 250	2016	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.127%	1 409	1 530

0.625%	EUR	500	2016	2028	Novartis Finance S.A., Luxembourg, Luxembourg	98.480%	559	607

2.400%	USD	1 000	2017	2022	Novartis Capital Corporation, New York, United States	99.449%	1 000	998

3.100%	USD	1 000	2017	2027	Novartis Capital Corporation, New York, United States	99.109%	993	992

0.000%	EUR	1 250	2017	2021	Novartis Finance S.A., Luxembourg, Luxembourg	99.133%		1 536

1.125%	EUR	600	2017	2027	Novartis Finance S.A., Luxembourg, Luxembourg	99.874%	677	735

0.500%	EUR	750	2018	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.655%	846	919

1.375%	EUR	750	2018	2030	Novartis Finance S.A., Luxembourg, Luxembourg	99.957%	846	920

1.700%	EUR	750	2018	2038	Novartis Finance S.A., Luxembourg, Luxembourg	99.217%	840	913

1.750%	USD	1 000	2020	2025	Novartis Capital Corporation, New York, United States	99.852%	998	996

2.000%	USD	1 250	2020	2027	Novartis Capital Corporation, New York, United States	99.909%	1 246	1 245

2.200%	USD	1 500	2020	2030	Novartis Capital Corporation, New York, United States	99.869%	1 493	1 493

2.750%	USD	1 250	2020	2050	Novartis Capital Corporation, New York, United States	97.712%	1 214	1 213

0.000% [1]	EUR	1 850	2020	2028	Novartis Finance S.A., Luxembourg, Luxembourg	99.354%	2 076	2 255

Total straight bonds							25 296	28 298

[1] The EUR 1 850 million bond issued in 2020 features a coupon step-up of 0.25% commencing with the first interest payment date after December 31, 2025, if one or both of the 2025 Patient Access Targets are not met. These 2025 Patient Access Targets are the 2025 Flagship Programs Patient Reach Target and the 2025 Strategic Innovative Therapies Patient Reach Target, as defined in the bond prospectus. As of December 31, 2021, there is no indication that these 2025 Patient Access Targets will not be met.

The following tables provide a breakdown of total non-current financial debt, including current portion by maturity and currency:
Breakdown by maturity:
(USD millions)	2021	2020

2021		2 272

2022	2 621	2 631

2023	2 342	2 546

2024	2 144	2 142

2025	3 284	3 302

2026	693	735

After 2026	14 439	14 903

Total	25 523	28 531

Breakdown by currency:
(USD millions)	2021	2020

US dollar (USD)	15 862	15 848

Euro (EUR)	7 930	10 888

Japanese yen (JPY)	174	194

Swiss franc (CHF)	1 505	1 563

Others	52	38

Total	25 523	28 531

The following table shows the comparison of balance sheet and fair value of total non-current financial debt, including current portion:
(USD millions)	2021 Balance sheet	2021 Fair values	2020 Balance sheet	2020 Fair values

Straight bonds	25 296	27 079	28 298	31 359

Others	227	227	233	233

Total	25 523	27 306	28 531	31 592

The fair values of straight bonds are determined by quoted market prices. Other financial debts are recorded at notional amounts, which are a reasonable approximation of the fair values.